Capital structure - Regulatory Capital (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Capital
CET 1 capital	$ 1,066,058	$ 1,042,506
Tier 1 capital	1,066,058	1,042,506
Tier 2 capital	107,061	109,423
Total capital	1,173,119	1,151,929
Risk Weighted Assets	4,539,376	4,540,745
Leverage Ratio Exposure Measure	$ 14,679,662	$ 13,777,771
Capital Ratios (%)
Common Equity Tier 1, Actual	23.50%	23.00%
Common Equity Tier 1, Regulatory minimum	10.00%	10.00%
Total Tier 1, Actual	0.235	0.230
Total Tier 1, Regulatory minimum	0.115	0.115
Total Capital, Actual	0.258	0.254
Total Capital, Regulatory minimum	0.135	0.135
Leverage ratio, Actual	0.073	0.076
Leverage ratio, Regulatory minimum	0.050	0.050